Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use-Assets, Net [Abstract]
Amortization of right-of-use assets	$ 57,000	$ 43,000